Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 16,497	$ 1,119,735	$ 849,701
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels	6,458,251	5,422,155	4,786,272
Amortization and write off of deferred charges	152,879	396,925	209,231
Share-based compensation	184,799	137,517
Provision for doubtful debts	0	167,019	0
Change in the fair value of derivatives	359,204	(3,577)	(51,453)
Changes in operating assets and liabilities:
Trade accounts receivable	393,202	(1,809,442)	44,436
Prepaid expenses	(138,922)	(75,269)	(29,368)
Other receivables	(117,833)	302,110	(527,943)
Inventories	58,236	(114,756)	(184,071)
Due from related companies		(1,968,521)	(3,045,377)
Trade accounts payable	185,151	360,599	37,630
Accrued expenses	(201,787)	129,182	612,037
Deferred revenues	249,593	(93,507)	209,192
Due to related companies	7,514,654
Net cash provided by operating activities	15,113,924	3,970,170	2,910,287
Cash flows from investing activities:
Cash paid for vessels under construction, capitalized expenses and vessel acquisition	(1,111,297)	(29,045,685)	(9,635,504)
Net cash used in investing activities	(1,111,297)	(29,045,685)	(9,635,504)
Cash flows from financing activities:
Net increase in former Parent Company investment		3,298,356	915,525
Redemption of preferred shares	(4,300,000)
Preferred dividends paid	(1,311,612)
Loan arrangement fees paid	(22,500)	(432,200)	(42,125)
Proceeds from long-term bank loans	4,500,000	48,400,000	10,862,500
Repayment of long-term bank loans	(11,494,000)	(23,337,271)	(1,813,229)
Due to former Parent Company			(639,312)
Net cash provided by / (used in) financing activities	(12,628,112)	27,928,885	9,283,359
Net increase in cash, cash equivalents and restricted cash	1,374,515	2,853,370	2,558,142
Cash, cash equivalents and restricted cash at beginning of year	7,754,927	4,901,557	2,343,415
Cash, cash equivalents and restricted cash at end of year	9,129,442	7,754,927	4,901,557
Cash Breakdown
Cash and cash equivalents	5,396,406	4,375,972	1,257,058
Restricted cash, current	1,083,036	828,955	894,499
Restricted cash, long term	2,650,000	2,550,000	2,750,000
Cash, cash equivalents and restricted cash at end of year	9,129,442	7,754,927	4,901,557
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	3,468,478	2,220,713	1,462,852
Financing and investing activities fees:
Payment-in-kind dividends	78,642	565,229
Capital expenditures included in liabilities	218,319	47,562	64,476
Accrued preferred dividends	358,726
Preferred shares distributed to EuroDry		18,192,129
Prior year contributions from the former Parent Company recognized in paid-in capital		5,490,106
Due from former Parent Company amount allocated to Due from related companies balance		$ 903,283